UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington , DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-04750

FENIMORE ASSET MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

384 North Grand Street
Cobleskill , New York 12043
(Address of principal executive offices) (Zip code)

Thomas O. Putnam Fenimore Asset Management Trust 384 North Grand Street Cobleskill , New York 12043 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-932-3271

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609 The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.Section 3507.

Item 1.Schedule of Investments.

FAM VALUE FUND

September 30, 2010 (unaudited )

INDUSTRY	SECURITY DESCRIPTION	SHARES/PAR	MARKET VALUE
--------------------------	----------------------------	------------	--------------------

AUTOMOTIVE	CARMAX, INC. *	600,000	16,716,000

BANKING	M&T BANKCORP	75,000	6,135,750

	TCF FINANCIAL CORP	701,000	11,349,190

	BANK OF THE OZARKS	126,500	4,691,885

	SCBT FINANCIAL CORP	103,700	3,234,403

	WESTAMERICA BANCORP	113,100	6,162,819
			31,574,047

DIVERSIFIED HEALTH CARE	JOHNSON & JOHNSON	305,000	18,897,800

LIFE INSURANCE	PROTECTIVE LIFE CORP	745,400	16,219,904

MACHINERY	DONALDSON COMPANY	371,200	17,494,656
& EQUIPMENT
	IDEX CORP.	771,750	27,404,843

	GRACO	261,550	8,298,982
			53,198,481

OIL & GAS EXPLORATION	EOG RESOURCES	216,000	20,081,520

PUBLISHING	JOHN WILEY & SON	661,700	27,037,062

RESTAURANTS	YUM! BRANDS, INC .	550,600	25,360,636

MINING &	JOY GLOBAL INC	100,000	7,032,000
CONSTRUCTION MACHINERY

PROPERTY	BERKSHIRE HATHAWAY *	266	33,117,000
& CASUALTY INSURANCE

	MARKEL CORPORATION *	64,850	22,346,662

	WHITE MOUNTAINS INS	102,693	31,676,683
			87,140,345

INSURANCE AGENCY	BROWN & BROWN INC	1,879,696	37,951,062

MEDIA	MEREDITH CORP	665,450	22,166,140

ELECTRONIC COMMERCE DISTRIBUTION	DIGITAL RIVER, INC *	250,000	8,510,000

COMMERCIAL SERVICES	MCGRATH RENTCORP	347,000	8,310,650
& ENTERTAINMENT

ELECTRONIC EQUIPMENT	ZEBRA TECHNOLOGY *	648,502	21,815,607

RETAIL STORES	ROSS STORES, INC	286,422	15,644,370

	BED BATH & BEYOND *	345,600	15,002,496
			30,646,866

HOME FURNISHING	MOHAWK INDUSTRIES *	88,100	4,695,730

INVESTMENT	FEDERATED INVESTORS	382,500	8,705,700
MANAGEMENT

	FRANKLIN RESOURCES	160,000	17,104,000
			25,809,700

HEALTH CARE	AMSURG CORP. *	202,350	3,537,078
SERVICES

	MEDNAX, INC. *	545,700	29,085,810

	LAB CORP OF AMERICA *	117,000	9,176,310
			41,799,198

HEALTHCARE EQUIPMENT/	STRYKER CORP	266,000	13,313,300

DEVICES

HEALTH CARE	PATTERSON COMPANIES, INC	435,000	12,462,750
DISTRIBUTION

COMPUTER SOFTWARE	MICROS SYSTEMS, INC *	65,000	2,751,450
AND SERVICES

DIVERSIFIED MANUFACTURING	GENERAL ELECTRIC	131,875	2,142,969

	ILLINOIS TOOL WORKS	359,950	16,924,849
			19,067,818

REAL ESTATE	BROOKFIELD ASSET MANAGEMENT	725,000	20,568,250
DEVELOPMENT

TRANSPORTATION	HEARTLAND EXPRESS	1,333,333	19,826,662

	FORWARD AIR CORP	589,233	15,320,058

	KNIGHT TRANSPORT	366,900	7,092,177
			42,238,897

TOTAL COMMON SHARES			615,365,213

MONEY MARKETS	AIM SHORT TERM TREAS FD	1	67,358,093

FINAL TOTALS:			682,723,306

* Non-income- producing security

FAM EQUITY-INCOME FUND

September 30, 2010 (unaudited )

INDUSTRY	SECURITY DESCRIPTION	SHARES/PAR	VALUE
-----------------	----------------------------	------------

DIVERSIFIED MANUFACTURING	GENERAL ELECTRIC	124,221	2,018,591

HAZARDOUS WASTE DISPOSAL	US ECOLOGY, INC	193,000	3,088,000

HEALTHCARE EQUIPMENT/	STRYKER CORP	69,000	3,453,450
DEVICES

BANKING	WEST AMERICA BANCORP	17,000	926,330

	NBT BANCORP	88,000	1,942,160

	M & T BANK CORP	9,000	736,290
			3,604,780

LIFE INSURANCE	PROTECTIVE LIFE CORP	93,219	2,028,445

MACHINERY	IDEX CORP.	115,205	4,090,930

	DONALDSON COMPANY	88,800	4,185,144
			8,276,074

PROPERTY	WHITE MOUNTAINS	2,302	710,075
& CASUALTY INSURANCE

	ONEBEACON	224,666	3,210,477
			3,920,552

INSURANCE AGENCY	ARTHUR J GALLAGHER	117,920	3,109,550

COMMERCIAL SERVICES	McGRATH RENTCORP	179,400	4,296,630

RETAIL STORES	ROSS STORES, INC	81,641	4,459,231

INVESTMENT	FEDERATED INVESTORS	105,200	2,394,352
MANAGEMENT
	FRANKLIN RESCOUCES	25,500	2,725,950
			5,120,302

MEDIA	MEREDITH CORP	125,373	4,176,175

SEMICONDUCTORS	XILINX, INC	126,414	3,363,877

PUBLISHING	COURIER CORP.	246,418	3,504,064

	JOHN WILEY & SON	111,650	4,562,019
			8,066,083

DIVERSIFIED HEALTH CARE	JOHNSON & JOHNSON	62,500	3,872,500

TRANSPORTATION	HEARTLAND EXPRESS	65,533	974,476

	FORWARD AIR CORP	90,000	2,340,000
			3,314,476

MINING AND CONSTRUCTION MACHINERY	JOY GLOBAL, INC.	11,800	829,776

ELECTRONIC EQUIPMENT	COGNEX CORP	5,000	134,100

HEALTH CARE	PATTERSON COMPANIES, INC	30,000	859,500
DISTRIBUTION

CONSUMER STAPLES	FLOWERS FOODS, INC.	30,00	745,200

OIL & GAS EXPLORATION	EOG RESOURCES	20,000	1,859,400

TOTAL COMMON SHARES			70,596,692

BANKING	M & T BANK CORP PFRD	800	21,600

LIFE INSURANCE	PROTECTIVE LIFE PRFD	116,107	2,891,064

TOTAL PREFERRED SHARES			2,912,664

MONEY MARKETS	AIM SHORT TERM TREAS. FD	1	7,802,214

FINAL TOTALS:			81,311,570

Notes to Schedule of Investments (unaudited )

Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees.

Federal Income Taxes

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

Other

Securities transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

For additional information regarding the Funds' policy regarding valuation and other significant accounting policies, please see each Fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov or visit FAM Fund's website at: www.FAMFunds.com.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FENIMORE ASSET MANAGEMENT TRUST

By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	November 19, 2010

By:	/s/ Joseph A. Bucci
Joseph A. Bucci
Treasurer (Principal Financial Officer)

Date:	November 19 , 2010